Basis of Presentation and General Information (Details)	Dec. 31, 2023 item $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares	Sep. 18, 2009 $ / shares shares
Property, Plant and Equipment
Common stock, authorized capital stock (in shares) | shares	750,000,000	750,000,000		750,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized capital stock (in shares) | shares	100,000,000	100,000,000		100,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01		$ 0.01
Hyundai Honour
Property, Plant and Equipment
TEU	13,100
Hyundai Respect.
Property, Plant and Equipment
TEU	13,100
Hyundai Smart.
Property, Plant and Equipment
TEU	13,100
Hyundai Speed.
Property, Plant and Equipment
TEU	13,100
Hyundai Ambition.
Property, Plant and Equipment
TEU	13,100
Express Berlin
Property, Plant and Equipment
TEU	10,100
Express Rome
Property, Plant and Equipment
TEU	10,100
Express Athens
Property, Plant and Equipment
TEU	10,100
CSCL Pusan
Property, Plant and Equipment
TEU	9,580
Le Havre
Property, Plant and Equipment
TEU	9,580
CPO Bremen
Property, Plant and Equipment
TEU	9,012
CPO Hamburg
Property, Plant and Equipment
TEU	9,012
Niledutch Lion
Property, Plant and Equipment
TEU	8,626
Kota Manzanillo
Property, Plant and Equipment
TEU	8,533
Belita
Property, Plant and Equipment
TEU	8,533
CMA CGM Melisande
Property, Plant and Equipment
TEU	8,530
CMA CGM Attila
Property, Plant and Equipment
TEU	8,530
CMA CGM Tancredi
Property, Plant and Equipment
TEU	8,530
CMA CGM Bianca
Property, Plant and Equipment
TEU	8,530
CMA CGM Samson
Property, Plant and Equipment
TEU	8,530
Europe
Property, Plant and Equipment
TEU	8,468
CSCL America
Property, Plant and Equipment
TEU	8,468
Kota Santos
Property, Plant and Equipment
TEU	8,463
CMA CGM Musset
Property, Plant and Equipment
TEU	6,500
CMA CGM Nerval
Property, Plant and Equipment
TEU	6,500
CMA CGM Rabelais
Property, Plant and Equipment
TEU	6,500
Racine (ex CMA CGM Racine)
Property, Plant and Equipment
TEU	6,500
CMA CGM Moliere
Property, Plant and Equipment
TEU	6,500
YM Mandate
Property, Plant and Equipment
TEU	6,500
YM Maturity
Property, Plant and Equipment
TEU	6,500
Catherine C
Property, Plant and Equipment
TEU	6,422
Leo C
Property, Plant and Equipment
TEU	6,422
Performance.
Property, Plant and Equipment
TEU	6,402
Dimitra C
Property, Plant and Equipment
TEU	6,402
Suez Canal
Property, Plant and Equipment
TEU	5,610
Kota Lima
Property, Plant and Equipment
TEU	5,544
Wide Alpha
Property, Plant and Equipment
TEU	5,466
Stephanie C
Property, Plant and Equipment
TEU	5,466
Maersk Euphrates
Property, Plant and Equipment
TEU	5,466
Wide Hotel
Property, Plant and Equipment
TEU	5,466
Wide India
Property, Plant and Equipment
TEU	5,466
Wide Juliet
Property, Plant and Equipment
TEU	5,466
Zim Monaco
Property, Plant and Equipment
TEU	4,253
Zim Dalian
Property, Plant and Equipment
TEU	4,253
Zim Luanda
Property, Plant and Equipment
TEU	4,253
Zim Rio Grande
Property, Plant and Equipment
TEU	4,253
Zim Sao Paolo
Property, Plant and Equipment
TEU	4,253
Zim Kingston.
Property, Plant and Equipment
TEU	4,253
YM Seattle
Property, Plant and Equipment
TEU	4,253
YM Vancouver
Property, Plant and Equipment
TEU	4,253
ANL Tongala
Property, Plant and Equipment
TEU	4,253
Derby D
Property, Plant and Equipment
TEU	4,253
Dimitris C
Property, Plant and Equipment
TEU	3,430
Express Spain
Property, Plant and Equipment
TEU	3,400
Express Black Sea
Property, Plant and Equipment
TEU	3,400
Express Argentina
Property, Plant and Equipment
TEU	3,400
Express Brazil
Property, Plant and Equipment
TEU	3,400
Express France
Property, Plant and Equipment
TEU	3,400
Singapore
Property, Plant and Equipment
TEU	3,314
SNL Colombo
Property, Plant and Equipment
TEU	3,314
Zebra (ex MSC Zebra)
Property, Plant and Equipment
TEU	2,602
Artotina (ex Danae C)
Property, Plant and Equipment
TEU	2,524
Amalia C
Property, Plant and Equipment
TEU	2,452
Highway
Property, Plant and Equipment
TEU	2,200
Hyundai Progress
Property, Plant and Equipment
TEU	2,200
Bridge
Property, Plant and Equipment
TEU	2,200
Phoenix D
Property, Plant and Equipment
TEU	2,200
Advance
Property, Plant and Equipment
TEU	2,200
Stride
Property, Plant and Equipment
TEU	2,200
Future
Property, Plant and Equipment
TEU	2,200
Sprinter
Property, Plant and Equipment
TEU	2,200
Hull No. C7100-7
Property, Plant and Equipment
TEU	7,165
Hull No. C7100-8
Property, Plant and Equipment
TEU	7,165
Hull No. HN4009
Property, Plant and Equipment
TEU	8,010
Hull No. HN4010
Property, Plant and Equipment
TEU	8,010
Hull No. HN4011
Property, Plant and Equipment
TEU	8,010
Hull No. HN4012
Property, Plant and Equipment
TEU	8,010
Hull No. CV5900-07
Property, Plant and Equipment
TEU	6,014
Hull No. CV5900-08
Property, Plant and Equipment
TEU	6,014
Hull No. YZJ2023-1556
Property, Plant and Equipment
TEU	8,258
Hull No. YZJ2023-1557
Property, Plant and Equipment
TEU	8,258